Income Taxes - Reconciliation of income tax expense at the statutory rate to actual income tax expense (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Computed at the statutory rate (34%)									$ 1,496,661	$ 1,667,534
Increase (decrease) resulting from
Tax exempt interest									(509,850)	(546,910)
State income taxes, net									264,287	286,869
Increase in cash surrender value									(66,246)	(68,838)
Other									3,447	(1,168)
Actual tax expense	$ 207,234	$ 271,739	$ 270,539	$ 438,787	$ 254,015	$ 417,870	$ 298,713	$ 366,889	$ 1,188,299	$ 1,337,487
Tax expense as a percentage of pre-tax income									26.99%	27.27%